UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-451-2010

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2010–June 30, 2011

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Western Asset Global High Yield Bond Portfolio was liquidated on April 20, 2011.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2010 - 06/30/2011
Legg Mason Partners Income Trust

============= LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LEGG MASON WESTERN ASSET CORE BOND FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LEGG MASON WESTERN ASSET CORE PLUS BOND FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= LEGG MASON WESTERN ASSET CORPORATE BOND FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON WESTERN ASSET GLOBAL INFLATION MANAGEMENT FUND ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON WESTERN ASSET GOVERNMENT SECURITIES FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LEGG MASON WESTERN ASSET HIGH INCOME FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA ===========
==========                      MUNICIPALS FUND                      ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET INTERMEDIATE MATURITY NEW YORK ============
===========                     MUNICIPALS FUND                     ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ LEGG MASON WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON WESTERN ASSET MUNICIPAL HIGH INCOME FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= LEGG MASON WESTERN ASSET NEW JERSEY MUNICIPALS FUND ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============== LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== LEGG MASON WESTERN ASSET SHORT DURATION MUNICIPAL INCOME ===========
===========                           FUND                           ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ LEGG MASON WESTERN ASSET SHORT-TERM BOND FUND =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ LEGG MASON WESTERN ASSET STRATEGIC INCOME FUND ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== WESTERN ASSET SHORT TERM YIELD FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 16, 2011